Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Company's Balance in Foreclosed Assets

As of December 31, 2016, and December 31, 2015, the composition of the Company’s balance in foreclosed assets are as follows:

	December 31,
	2016	2015
One-to-four family mortgages	$135	55
Home equity line of credit	28	—
Multi-family	1,775	—
Land	—	943
Non-residential real estate	459	738

Total foreclosed assets	$2,397	1,736